UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21702

Name of Fund: BlackRock Health Sciences Trust (BME)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Biotechnology — 18.4%
ACADIA Pharmaceuticals, Inc.(a)(b)	37,400	$776,424
Acceleron Pharma, Inc.(a)(b)	38,000	2,174,740
Acerta Pharma BV, Series B, (Acquired 02/01/16, cost $986,402)(c)(d)	17,146,440	1,844,957
Agios Pharmaceuticals, Inc.(a)(b)	15,700	1,210,784
Alexion Pharmaceuticals, Inc.(a)(b)	26,900	3,739,369
Allakos, Inc.(a)	6,012	270,480
Alnylam Pharmaceuticals, Inc.(a)(b)	8,200	717,664
Amgen, Inc.(b)	28,460	5,899,473
Amicus Therapeutics, Inc.(a)	22,430	271,179
AnaptysBio, Inc.(a)	2,100	209,517
Apellis Pharmaceuticals, Inc.(a)	14,547	258,646
Arena Pharmaceuticals, Inc.(a)(b)	25,144	1,157,127
Biogen, Inc.(a)(b)	24,748	8,743,716
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	7,050	264,728
BioMarin Pharmaceutical, Inc.(a)(b)	32,700	3,170,919
Bluebird Bio, Inc.(a)(b)	2,200	321,200
Blueprint Medicines Corp.(a)(b)	3,500	273,210
Cellectis SA, ADR(a)	15,095	425,981
Checkpoint Therapeutics, Inc.(a)(e)	43,100	154,298
Corbus Pharmaceuticals Holdings, Inc.(a)	38,600	291,430
Cytokinetics, Inc.(a)	11,300	111,305
Eidos Therapeutics, Inc.(a)	7,886	78,702
Galapagos NV, ADR(a)(b)	5,700	640,851
Gilead Sciences, Inc.(b)	37,500	2,895,375
Halozyme Therapeutics, Inc.(a)(b)	29,700	539,649
Incyte Corp.(a)(b)	34,400	2,376,352
InflaRx NV(a)	29,508	1,012,715
InflaRx NV, (Acquired 11/08/17, cost $253,349)(d)	19,488	668,828
Insmed, Inc.(a)(b)	49,686	1,004,651
Intercept Pharmaceuticals, Inc.(a)(b)	2,600	328,536
Madrigal Pharmaceuticals, Inc.(a)	2,100	449,673
Neurocrine Biosciences, Inc.(a)(b)	9,400	1,155,730
Ovid therapeutics, Inc.(a)	42,053	238,441
Principia Biopharma, Inc.(a)	4,047	118,253
Ra Pharmaceuticals, Inc.(a)	6,500	117,585
Regeneron Pharmaceuticals, Inc.(a)(b)	6,758	2,730,502
Rubius Therapeutics, Inc.(a)(d)	2,991	71,784
Sage Therapeutics, Inc.(a)(b)	13,652	1,928,345
Sarepta Therapeutics, Inc.(a)(b)	38,950	6,290,814
Seattle Genetics, Inc.(a)(b)	50,967	3,930,575
Spark Therapeutics, Inc.(a)(b)	9,010	491,495
Spectrum Pharmaceuticals, Inc.(a)(b)	55,800	937,440
Sutro Biopharma, Inc.(a)	5,660	84,900
Syndax Pharmaceuticals, Inc.(a)(b)	15,784	127,535
TESARO, Inc.(a)	17,831	695,587
Ultragenyx Pharmaceutical, Inc.(a)(b)	17,500	1,335,950

Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(a)(b)	41,005	$7,903,304

		70,440,719
Diversified Consumer Services — 0.7%
Service Corp. International	59,800	2,643,160

Health Care Equipment & Supplies — 26.9%
Abbott Laboratories(b)	252,800	18,545,408
Baxter International, Inc.(b)	74,300	5,727,787
Becton Dickinson & Co.(b)	27,933	7,290,513
Boston Scientific Corp.(a)(b)	420,284	16,180,934
Edwards Lifesciences Corp.(a)(b)	23,200	4,039,120
Establishment Labs Holdings, Inc.(a)	6,058	145,998
Globus Medical, Inc., Class A(a)(b)	24,700	1,401,972
Intuitive Surgical, Inc.(a)(b)	12,200	7,002,800
iRhythm Technologies, Inc.(a)(b)	15,183	1,437,223
Masimo Corp.(a)	39,000	4,857,060
Medtronic PLC(b)	170,900	16,811,433
Nevro Corp.(a)(b)	14,244	811,908
ResMed, Inc.(b)	32,200	3,713,948
Stryker Corp.(b)	53,600	9,523,648
Teleflex, Inc.(b)	8,500	2,261,765
Varian Medical Systems, Inc.(a)(b)	14,900	1,667,757
Zimmer Biomet Holdings, Inc.(b)	11,900	1,564,493

		102,983,767
Health Care Providers & Services — 21.9%
Amedisys, Inc.(a)(b)	24,960	3,119,002
AmerisourceBergen Corp.(b)	16,400	1,512,408
Anthem, Inc.(b)	35,800	9,810,990
Centene Corp.(a)(b)	42,800	6,196,584
Cigna Corp.(b)	37,100	7,726,075
DaVita, Inc.(a)(b)	17,594	1,260,258
HCA Healthcare, Inc.(b)	21,594	3,004,157
HealthEquity, Inc.(a)(b)	12,400	1,170,684
Humana, Inc.(b)	27,800	9,410,856
Molina Healthcare, Inc.(a)(b)	7,400	1,100,380
Quest Diagnostics, Inc.(b)	61,500	6,636,465
UnitedHealth Group, Inc.	115,802	30,807,964
WellCare Health Plans, Inc.(a)(b)	6,200	1,987,038

		83,742,861
Health Care Technology — 0.8%
Teladoc, Inc.(a)(b)	37,200	3,212,220

Life Sciences Tools & Services — 4.5%
Agilent Technologies, Inc.(b)	25,100	1,770,554
Charles River Laboratories International, Inc.(a)(b)	9,300	1,251,222
Illumina, Inc.(a)(b)	5,400	1,982,124
IQVIA Holdings, Inc.(a)(b)	10,300	1,336,322
PerkinElmer, Inc.(b)	9,800	953,246
QIAGEN NV(a)(b)	48,800	1,848,544
Thermo Fisher Scientific, Inc.(b)	27,600	6,736,608

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value
Life Sciences Tools & Services (continued)
Wuxi Biologics Cayman, Inc.(a)(f)	120,500	$1,219,412

		17,098,032
Pharmaceuticals — 25.9%
Allergan PLC(b)	35,285	6,721,087
Arvinas Holding Co. LLC(a)	4,630	78,108
Assembly Biosciences, Inc.(a)(b)	5,033	186,926
AstraZeneca PLC(b)	70,276	5,477,596
AstraZeneca PLC — ADR	63,700	2,520,609
Bristol-Myers Squibb Co.(b)	153,962	9,557,961
Chugai Pharmaceutical Co. Ltd.	16,100	1,034,961
Elanco Animal Health, Inc.(a)	10,891	379,987
Eli Lilly & Co.(b)(c)	66,400	7,125,384
Hua Medicine (Acquired 03/13/18, Cost $505,000),
0.00%(d)	405,105	408,226
Hua Medicine(a)(f)	314,500	332,243
Jazz Pharmaceuticals PLC(a)(b)	10,500	1,765,365
Johnson & Johnson(b)	66,770	9,225,611
Medicines Co.(a)(b)	18,800	562,308
Merck & Co., Inc.(b)	167,679	11,895,148
Merck KGaA	28,300	2,923,975
Nektar Therapeutics(a)(b)	7,400	451,104
Novartis AG, ADR(b)	22,300	1,921,368
Novo Nordisk A/S — ADR(b)	75,100	3,540,214
Pfizer, Inc.(b)	491,398	21,655,910
Reata Pharmaceuticals, Inc., Class A(a)(b)	9,419	770,097
Sanofi	20,600	1,840,552
Sanofi — ADR	50,700	2,264,769
Teva Pharmaceutical Industries Ltd. — ADR(b)	59,000	1,270,860
Theravance Biopharma, Inc.(a)(b)	4,700	153,549
Tricida, Inc.(a)	9,249	282,557
Urovant Sciences, Ltd.(a)	6,639	79,668
Zoetis, Inc.(b)	54,500	4,990,020

		99,416,163

Total Common Stocks — 99.1% (Cost — $230,168,128)		379,536,922

Security	Shares	Value
Corporate Bonds — 0.1%
Allogene Therapeutics, Inc. (Acquired 08/31/18, Cost $505,000), 0.00%(c)(d)	505,000	$505,000

Total Corporate Bonds — 0.1% (Cost — $505,000)		505,000

Other Interests(g) — 0.0%

United States — 0.0%
Afferent Pharmaceuticals, Inc., Series C(c)	190	117,899

Total Other Interests — 0.0% (Cost — $ — )		117,899

Preferred Stock

Biotechnology — 0.3%
Rubius Therapeutics, Inc., (Acquired 02/23/18, Cost $505,410),
0.00%(c)(d)	39,516	919,932

Total Preferred Stocks — 0.3% (Cost — $505,409)		919,932

Total Long-Term Investments — 99.5% (Cost — $231,178,537)		381,079,753

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%(h)(j)	5,349,621	5,349,621
SL Liquidity Series, LLC, Money Market Series,
2.26%(h)(i)(j)	800	800

Total Short-Term Securities — 1.4% (Cost — $5,350,421)		5,350,421

Total Investments Before Options Written — 100.9% (Cost — $236,528,958)		386,430,174

Options Written — (1.4)% (Premiums Received — $2,857,084)		(5,251,576)

Total Investments, Net of Options Written — 99.5% (Cost — $233,671,874)		381,178,598
Other Assets Less Liabilities — 0.5%		1,982,531

Net Assets — 100.0%		$383,161,129

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $4,346,943 and an original cost of $2,593,097, which was 0.7% of its net assets.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Health Sciences Trust (BME)

(e)	Security, or a portion of the security, is on loan.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Annualized 7-day yield as of period end.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,301,421	(8,951,800)	5,349,621	$5,349,621	$107,994		$—	$—
SL Liquidity Series, LLC, Money Market Series	120,903	(120,103)	800	800	1,261	(b)	10	7

				$5,350,421	$109,255		$10	$7

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar
Portfolio Abbreviations

ADR	American Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Arena Pharmaceuticals, Inc.	16	10/04/18	USD	39.15	USD	74	$(11,019)
Abbott Laboratories	492	10/05/18	USD	67.50	USD	3,609	(295,200)
Alexion Pharmaceuticals, Inc.	65	10/05/18	USD	125.00	USD	904	(91,000)
Allergan PLC	78	10/05/18	USD	192.50	USD	1,486	(8,229)
Baxter International, Inc.	72	10/05/18	USD	74.50	USD	555	(19,296)
Biogen, Inc.	8	10/05/18	USD	350.00	USD	283	(5,920)
Bristol-Myers Squibb Co.	223	10/05/18	USD	62.00	USD	1,384	(11,373)
Humana, Inc.	22	10/05/18	USD	335.00	USD	745	(10,340)
Illumina, Inc.	21	10/05/18	USD	365.00	USD	771	(12,075)
Johnson & Johnson	33	10/05/18	USD	136.00	USD	456	(8,250)
Medtronic PLC	30	10/05/18	USD	95.01	USD	295	(10,473)
Merck & Co., Inc.	28	10/05/18	USD	69.00	USD	199	(5,838)
Pfizer, Inc.	365	10/05/18	USD	40.05	USD	1,609	(147,367)
AstraZeneca PLC	128	10/12/18	USD	37.50	USD	506	(38,720)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Baxter International, Inc.	71	10/12/18	USD	75.00	USD	547	$(16,756)
Cigna Corp.	148	10/12/18	USD	187.50	USD	3,082	(312,650)
HCA Healthcare, Inc.	55	10/12/18	USD	134.00	USD	765	(31,350)
Merck & Co., Inc.	54	10/12/18	USD	70.00	USD	383	(7,938)
Pfizer, Inc.	365	10/12/18	USD	40.15	USD	1,609	(144,351)
Sarepta Therapeutics, Inc.	155	10/12/18	USD	150.00	USD	2,503	(254,975)
ACADIA Pharmaceuticals, Inc.	149	10/19/18	USD	15.00	USD	309	(91,635)
Abbott Laboratories	255	10/19/18	USD	67.50	USD	1,871	(151,725)
Acceleron Pharma, Inc.	152	10/19/18	USD	60.00	USD	870	(23,940)
Agilent Technologies, Inc.	100	10/19/18	USD	70.00	USD	705	(13,800)
Agios Pharmaceuticals, Inc.	62	10/19/18	USD	80.00	USD	478	(12,555)
Alnylam Pharmaceuticals, Inc.	32	10/19/18	USD	105.00	USD	280	(800)
Amedisys, Inc.	106	10/19/18	USD	125.00	USD	1,325	(36,570)
AmerisourceBergen Corp.	21	10/19/18	USD	87.50	USD	194	(10,815)
Amgen, Inc.	72	10/19/18	USD	200.00	USD	1,492	(61,920)
Anthem, Inc.	145	10/19/18	USD	280.00	USD	3,974	(28,565)
Assembly Biosciences, Inc.	20	10/19/18	USD	45.00	USD	74	(4,500)
Baxter International, Inc.	141	10/19/18	USD	77.50	USD	1,087	(13,042)
Becton Dickinson & Co.	62	10/19/18	USD	260.00	USD	1,618	(26,040)
BioMarin Pharmaceutical, Inc.	65	10/19/18	USD	105.00	USD	630	(3,412)
Biogen, Inc.	27	10/19/18	USD	355.00	USD	954	(20,925)
Biohaven Pharmaceutical Holding Co., Ltd.	28	10/19/18	USD	40.00	USD	105	(3,010)
Bluebird Bio, Inc.	10	10/19/18	USD	160.00	USD	146	(2,250)
Blueprint Medicines Corp.	14	10/19/18	USD	75.00	USD	109	(7,910)
Boston Scientific Corp.	670	10/19/18	USD	35.00	USD	2,580	(217,750)
Bristol-Myers Squibb Co.	170	10/19/18	USD	62.50	USD	1,055	(12,580)
Centene Corp.	150	10/19/18	USD	150.00	USD	2,172	(12,750)
Charles River Laboratories International, Inc.	37	10/19/18	USD	130.00	USD	498	(20,720)
DaVita, Inc.	70	10/19/18	USD	72.50	USD	501	(13,300)
Edwards Lifesciences Corp.	33	10/19/18	USD	150.00	USD	575	(81,180)
Eli Lilly & Co.	130	10/19/18	USD	106.75	USD	1,395	(32,364)
Galapagos NV	22	10/19/18	USD	120.00	USD	247	(4,400)
HCA Healthcare, Inc.	31	10/19/18	USD	135.00	USD	431	(17,360)
Halozyme Therapeutics, Inc.	135	10/19/18	USD	18.00	USD	245	(9,787)
HealthEquity, Inc.	49	10/19/18	USD	95.00	USD	463	(11,392)
Incyte Corp.	137	10/19/18	USD	70.00	USD	946	(26,373)
Insmed, Inc.	198	10/19/18	USD	22.00	USD	400	(44,550)
Intercept Pharmaceuticals, Inc.	10	10/19/18	USD	120.00	USD	126	(9,650)
Jazz Pharmaceuticals PLC	42	10/19/18	USD	165.00	USD	706	(21,840)
Johnson & Johnson	100	10/19/18	USD	140.00	USD	1,382	(14,500)
Medtronic PLC	146	10/19/18	USD	100.00	USD	1,436	(9,490)
Merck & Co., Inc.	149	10/19/18	USD	67.50	USD	1,057	(55,503)
Molina Healthcare, Inc.	30	10/19/18	USD	155.00	USD	446	(4,425)
Nektar Therapeutics	29	10/19/18	USD	70.00	USD	177	(2,610)
Neurocrine Biosciences, Inc.	37	10/19/18	USD	125.00	USD	455	(11,840)
Nevro Corp.	77	10/19/18	USD	65.00	USD	439	(14,630)
Novartis AG, ADR	19	10/19/18	USD	85.00	USD	164	(4,085)
Novo Nordisk A/S — ADR	31	10/19/18	USD	49.00	USD	146	(620)
Pfizer, Inc.	365	10/19/18	USD	40.25	USD	1,609	(141,363)
Reata Pharmaceuticals, Inc., Class A	37	10/19/18	USD	95.00	USD	303	(6,475)
Regeneron Pharmaceuticals, Inc.	16	10/19/18	USD	410.00	USD	646	(13,440)
ResMed, Inc.	128	10/19/18	USD	115.00	USD	1,476	(25,920)
Sage Therapeutics, Inc.	16	10/19/18	USD	165.00	USD	226	(1,680)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Sage Therapeutics, Inc.	39	10/19/18	USD	155.00	USD	551	$(5,070)
Seattle Genetics, Inc.	203	10/19/18	USD	80.00	USD	1,566	(29,943)
Spark Therapeutics, Inc.	36	10/19/18	USD	60.00	USD	196	(3,690)
Spectrum Pharmaceuticals, Inc.	223	10/19/18	USD	23.00	USD	375	(2,230)
Syndax Pharmaceuticals, Inc.	63	10/19/18	USD	10.00	USD	51	(2,520)
Teladoc, Inc.	148	10/19/18	USD	80.00	USD	1,278	(117,660)
Teleflex, Inc.	34	10/19/18	USD	270.00	USD	905	(10,540)
Teva Pharmaceutical Industries Ltd. — ADR	84	10/19/18	USD	24.00	USD	181	(1,134)
Theravance Biopharma, Inc.	20	10/19/18	USD	30.00	USD	65	(6,700)
Thermo Fisher Scientific, Inc.	110	10/19/18	USD	250.00	USD	2,685	(13,475)
Varian Medical Systems, Inc.	59	10/19/18	USD	115.00	USD	660	(4,425)
Vertex Pharmaceuticals, Inc.	164	10/19/18	USD	185.00	USD	3,161	(163,180)
WellCare Health Plans, Inc.	23	10/19/18	USD	310.00	USD	737	(31,970)
Zimmer Biomet Holdings, Inc.	46	10/19/18	USD	125.00	USD	605	(32,200)
iRhythm Technologies, Inc.	60	10/19/18	USD	95.00	USD	568	(17,700)
Abbott Laboratories	221	10/26/18	USD	69.00	USD	1,621	(101,108)
Allergan PLC	63	10/26/18	USD	192.50	USD	1,200	(21,577)
Amgen, Inc.	7	10/26/18	USD	202.50	USD	145	(5,040)
AstraZeneca PLC	126	10/26/18	USD	38.50	USD	499	(46,620)
Baxter International, Inc.	47	10/26/18	USD	78.00	USD	362	(4,018)
Becton Dickinson & Co.	49	10/26/18	USD	262.50	USD	1,279	(16,905)
Biogen, Inc.	24	10/26/18	USD	350.00	USD	848	(37,560)
Bristol-Myers Squibb Co.	73	10/26/18	USD	62.00	USD	453	(10,402)
Humana, Inc.	21	10/26/18	USD	340.00	USD	711	(10,500)
Johnson & Johnson	102	10/26/18	USD	141.00	USD	1,409	(13,311)
Medtronic PLC	114	10/26/18	USD	97.00	USD	1,121	(29,013)
Merck & Co., Inc.	182	10/26/18	USD	70.50	USD	1,291	(31,941)
Pfizer, Inc.	196	10/26/18	USD	42.00	USD	864	(44,002)
Pfizer, Inc.	202	10/26/18	USD	41.69	USD	890	(53,204)
Teva Pharmaceutical Industries Ltd. — ADR	152	10/26/18	USD	23.00	USD	327	(5,928)
Zoetis, Inc.	148	10/26/18	USD	90.50	USD	1,355	(31,820)
Novo Nordisk A/S — ADR	103	10/31/18	USD	47.74	USD	486	(8,346)
Alexion Pharmaceuticals, Inc.	42	11/02/18	USD	137.00	USD	584	(31,290)
Amgen, Inc.	34	11/02/18	USD	207.50	USD	705	(17,850)
Biogen, Inc.	39	11/02/18	USD	345.00	USD	1,378	(72,930)
Bristol-Myers Squibb Co.	149	11/02/18	USD	63.00	USD	925	(16,911)
Eli Lilly & Co.	135	11/02/18	USD	107.00	USD	1,449	(34,223)
Gilead Sciences, Inc.	63	11/02/18	USD	75.00	USD	486	(23,940)
Humana, Inc.	68	11/02/18	USD	340.00	USD	2,302	(45,220)
Intuitive Surgical, Inc.	48	11/02/18	USD	562.50	USD	2,755	(129,120)
Johnson & Johnson	32	11/02/18	USD	141.00	USD	442	(4,992)
Medtronic PLC	319	11/02/18	USD	99.50	USD	3,138	(40,992)
Merck & Co., Inc.	137	11/02/18	USD	71.00	USD	972	(22,194)
Pfizer, Inc.	192	11/02/18	USD	43.00	USD	846	(30,144)
Novo Nordisk A/S — ADR	103	11/06/18	USD	47.74	USD	486	(9,353)
AmerisourceBergen Corp.	44	11/16/18	USD	92.50	USD	406	(15,620)
Arena Pharmaceuticals, Inc.	84	11/16/18	USD	43.00	USD	387	(41,790)
BioMarin Pharmaceutical, Inc.	65	11/16/18	USD	105.00	USD	630	(11,862)
Centene Corp.	22	11/16/18	USD	143.50	USD	319	(13,459)
Edwards Lifesciences Corp.	39	11/16/18	USD	155.00	USD	679	(81,510)
Gilead Sciences, Inc.	87	11/16/18	USD	75.00	USD	672	(36,975)
IQVIA Holdings, Inc.	41	11/16/18	USD	140.00	USD	532	(4,715)
Medicine’s Co.	75	11/16/18	USD	36.00	USD	224	(12,187)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Medtronic PLC	74	11/16/18	USD	97.50	USD	728	$(20,979)
Merck & Co., Inc.	120	11/16/18	USD	72.50	USD	851	(14,400)
PerkinElmer, Inc.	39	11/16/18	USD	100.00	USD	379	(9,165)
Pfizer, Inc.	85	11/16/18	USD	44.00	USD	375	(8,670)
Pfizer, Inc.	195	11/16/18	USD	42.98	USD	859	(29,614)
QIAGEN NV	195	11/16/18	USD	40.00	USD	739	(56,550)
Quest Diagnostics, Inc.	247	11/16/18	USD	110.00	USD	2,665	(41,990)
Regeneron Pharmaceuticals, Inc.	11	11/16/18	USD	390.00	USD	444	(31,130)
Ultragenyx Pharmaceutical, Inc.	70	11/16/18	USD	90.00	USD	534	(21,000)
Zoetis, Inc.	70	11/16/18	USD	92.50	USD	641	(15,925)
Globus Medical, Inc., Class A	98	12/21/18	USD	55.00	USD	556	(46,550)
Stelco Holdings, Inc.	214	12/21/18	USD	175.00	USD	3,802	(163,710)

							$(4,869,803)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Novo Nordisk A/S — ADR	Barclays Bank PLC	6,400	10/01/18	USD	51.00	USD	302	$—
Chugai Pharmaceutical Co., Ltd.	JPMorgan Chase Bank N.A.	6,400	10/03/18	JPY	6,419.72	JPY	46,745	(50,018)
Novartis AG, ADR	UBS AG	7,000	10/03/18	USD	83.44	USD	603	(19,384)
Service Corp. International	Barclays Bank PLC	5,300	10/04/18	USD	42.03	USD	234	(11,697)
Masimo Corp.	Goldman Sachs International	15,600	10/23/18	USD	123.10	USD	1,943	(58,551)
Service Corp. International	Barclays Bank PLC	18,600	10/23/18	USD	41.86	USD	822	(48,979)
Merck KGaA	Morgan Stanley & Co. International PLC	11,300	10/30/18	EUR	88.57	EUR	1,006	(28,109)
Sanofi	Goldman Sachs International	8,200	10/31/18	EUR	77.19	EUR	631	(11,545)
AstraZeneca PLC	Barclays Bank PLC	28,100	11/01/18	GBP	57.00	GBP	1,680	(125,499)
Sanofi — ADR	Morgan Stanley & Co. International PLC	20,200	11/12/18	USD	44.10	USD	902	(27,991)

								$(381,773)

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Biotechnology	$67,926,934	$668,828	$1,844,957	$70,440,719
Diversified Consumer Services	2,643,160	—	—	2,643,160
Health Care Equipment & Supplies	102,983,767	—	—	102,983,767
Health Care Providers & Services	83,742,861	—	—	83,742,861
Health Care Technology	3,212,220	—	—	3,212,220
Life Sciences Tools & Services	15,878,620	1,219,412	—	17,098,032
Pharmaceuticals	87,730,853	11,277,084	408,226	99,416,163
Corporate Bonds	—	—	505,000	505,000
Other Interests	—	—	117,899	117,899
Preferred Stock	—	—	919,932	919,932
Short-Term Securities	5,349,621	—	—	5,349,621

	$369,468,036	$13,165,324	$3,796,014	$386,429,374

Investments Valued at NAV(a)				800
				$386,430,174

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(4,268,891)	$(982,685)	$—	$(5,251,576)

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Health Sciences Trust (BME)

(a)	As of September 30, 2018, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1 (a)	Transfers Into Level 2 (a)	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	$—	$548,148	$548,148	$—

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or rend of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Other Interests	Rights	Corporate Bonds	Total
Assets:
Opening Balance, as of December 31, 2017	$1,916,972	$—	$387,926	$141,355	$—	$2,446,253
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—
Net realized gain (loss)	—	—	—	221,060	—	221,060
Net change in unrealized appreciation (depreciation)(a)(b)	(6,725)	414,523	(270,027)	(115,507)	—	22,264
Purchases	342,936	505,409	—	—	505,000	1,353,345
Sales	—	—	—	(246,908)	—	(246,908)

Closing Balance, as of September 30, 2018	$2,253,183	$919,932	$117,899	$—	$505,000	$3,796,014

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(b)	$(6,725)	$414,523	$(270,027)	$—	$—	$(349,088)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2018 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Health Sciences Trust

Date: November 19, 2018